Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Variable Insurance Fund, Inc.
Entity Central Index Key	0001011378
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000011741
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio
Class Name	I
Trading Symbol	MMGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.95%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%	[1]
AssetsNet	$ 223,823,319
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$223,823,319
# of Portfolio Holdings	35
Portfolio Turnover Rate	52%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	2.4%
Consumer Staples	4.2%
Health Care	9.4%
Communication Services	10.6%
Financials	11.5%
Industrials	12.2%
Consumer Discretionary	12.4%
Information Technology	36.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.9%
QXO, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
MicroStrategy, Inc.	6.2%
ROBLOX Corp.	5.9%
Core & Main, Inc.	5.1%
IonQ, Inc.	5.0%
Royalty Pharma PLC	4.8%
Trade Desk, Inc.	4.7%
Snowflake, Inc.	3.6%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011740
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio
Class Name	II
Trading Symbol	MMGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$58	1.05%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%	[2]
AssetsNet	$ 223,823,319
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$223,823,319
# of Portfolio Holdings	35
Portfolio Turnover Rate	52%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	2.4%
Consumer Staples	4.2%
Health Care	9.4%
Communication Services	10.6%
Financials	11.5%
Industrials	12.2%
Consumer Discretionary	12.4%
Information Technology	36.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.9%
QXO, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
MicroStrategy, Inc.	6.2%
ROBLOX Corp.	5.9%
Core & Main, Inc.	5.1%
IonQ, Inc.	5.0%
Royalty Pharma PLC	4.8%
Trade Desk, Inc.	4.7%
Snowflake, Inc.	3.6%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011754
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio
Class Name	I
Trading Symbol	MEMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.25%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%	[3]
AssetsNet	$ 162,831,213
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$162,831,213
# of Portfolio Holdings	92
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.1%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.0%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.2%
Taiwan	20.0%
China	21.9%
India	24.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.9%
WEG SA	1.6%
Total	36.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011753
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio
Class Name	II
Trading Symbol	MSMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$69	1.30%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%	[4]
AssetsNet	$ 162,831,213
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$162,831,213
# of Portfolio Holdings	92
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.1%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.0%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.2%
Taiwan	20.0%
China	21.9%
India	24.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.9%
WEG SA	1.6%
Total	36.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011764
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio
Class Name	I
Trading Symbol	MIMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.88%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[5]
AssetsNet	$ 82,264,133
Holdings Count | Holding	1,393
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$82,264,133
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	55%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.5%
Multi National	0.7%
Oceania	2.4%
Asia	8.4%
Europe	18.2%
North America	69.8%
Footnote	Description
Footnote†	Amount is less than 0.05%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.5%
Supranational	0.7%
Asset-Backed Securities	0.8%
Mortgages - Other	1.5%
U.S. Treasury Securities	3.6%
Agency Fixed Rate Mortgages	4.0%
Corporate Bonds	8.9%
Short-Term Investments	15.7%
Sovereign	18.7%
Common Stocks	45.6%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000097939
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio
Class Name	II
Trading Symbol	MGTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$51	0.98%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[6]
AssetsNet	$ 82,264,133
Holdings Count | Holding	1,393
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$82,264,133
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	55%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.5%
Multi National	0.7%
Oceania	2.4%
Asia	8.4%
Europe	18.2%
North America	69.8%
Footnote	Description
Footnote†	Amount is less than 0.05%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.5%
Supranational	0.7%
Asset-Backed Securities	0.8%
Mortgages - Other	1.5%
U.S. Treasury Securities	3.6%
Agency Fixed Rate Mortgages	4.0%
Corporate Bonds	8.9%
Short-Term Investments	15.7%
Sovereign	18.7%
Common Stocks	45.6%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011757
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio
Class Name	I
Trading Symbol	MEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.56%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.56%	[7]
AssetsNet	$ 783,364,568
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$783,364,568
# of Portfolio Holdings	29
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.1%
Industrials	4.9%
Health Care	5.8%
Communication Services	6.0%
Financials	14.8%
Consumer Discretionary	16.4%
Information Technology	50.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
MicroStrategy, Inc.	6.6%
Affirm Holdings, Inc.	6.6%
ROBLOX Corp.	5.9%
Tesla, Inc.	5.7%
AppLovin Corp.	5.3%
Shopify, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.8%
Snowflake, Inc.	4.8%
Total	61.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011758
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio
Class Name	II
Trading Symbol	MEGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$46	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.81%	[8]
AssetsNet	$ 783,364,568
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$783,364,568
# of Portfolio Holdings	29
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.1%
Industrials	4.9%
Health Care	5.8%
Communication Services	6.0%
Financials	14.8%
Consumer Discretionary	16.4%
Information Technology	50.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
MicroStrategy, Inc.	6.6%
Affirm Holdings, Inc.	6.6%
ROBLOX Corp.	5.9%
Tesla, Inc.	5.7%
AppLovin Corp.	5.3%
Shopify, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.8%
Snowflake, Inc.	4.8%
Total	61.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011752
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio
Class Name	I
Trading Symbol	MEMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.10%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[9]
AssetsNet	$ 103,868,068
Holdings Count | Holding	284
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$103,868,068
# of Portfolio Holdings	284
Portfolio Turnover Rate	65%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	3.5%
Not Rated	6.8%
D	2.5%
CC	3.0%
CCC	13.9%
B	28.5%
BB	22.7%
BBB	14.4%
A	2.4%
AA	2.3%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Value	Value
Warrants	2.3%
Short-Term Investments	4.9%
Senior Loan Interests	8.9%
Corporate Bonds	28.3%
Sovereign	55.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011751
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio
Class Name	II
Trading Symbol	MBDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$59	1.15%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[10]
AssetsNet	$ 103,868,068
Holdings Count | Holding	284
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$103,868,068
# of Portfolio Holdings	284
Portfolio Turnover Rate	65%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	3.5%
Not Rated	6.8%
D	2.5%
CC	3.0%
CCC	13.9%
B	28.5%
BB	22.7%
BBB	14.4%
A	2.4%
AA	2.3%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Value	Value
Warrants	2.3%
Short-Term Investments	4.9%
Senior Loan Interests	8.9%
Corporate Bonds	28.3%
Sovereign	55.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

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